Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
14.	COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company’s capital commitments relate primarily to commitments in connection with the expansion and improvement of its network infrastructure and its plan to build additional office buildings and cloud computing based data centers. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB681.21 million (US$109.34 million) as of December 31, 2012. All of the commitments relating to the network infrastructure are to be fulfilled within the next year and the commitments relating to the office building and cloud computing based data centers will be settled in installments as various stages of the construction plan are completed in the next four years.

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense for offices was RMB76.87 million, RMB137.08 million and RMB196.59 million (US$31.55 million) for the years ended December 31, 2010, 2011 and 2012, respectively. Total operating lease expense for IDC facilities was RMB310.54 million, RMB626.44 million and RMB1.07 billion (US$171.64 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	1,227,718	197,062
2014	733,765	117,777
2015	602,537	96,714
2016	479,111	76,903
2017	218,027	34,996
Thereafter	138,422	22,218

	3,399,580	545,670

Commitments for licensed copyrights

The Company enters into non-cancelable licensing agreements with third-party vendors to acquire licensed copyrights of video contents for its online video platform. Payments for licensed copyrights of video contents are recorded in “Intangible assets, net” on the consolidated balance sheets (Note 8).

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	232,233	37,276
2014	68,735	11,033
2015 and thereafter	—	—

	300,968	48,309

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The corporate by-laws require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. In addition, the Company has entered into separate indemnification agreements with each director and each executive officer of the Company that provide for indemnification of these directors and officers under similar circumstances and under additional circumstances. The indemnification obligations are more fully described in the by-laws and the indemnification agreements. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s by-laws or in the indemnification agreements and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Company has not been required to make payments related to these obligations, and the fair value for these obligations is zero in the consolidated balance sheets as of December 31, 2011 and 2012.

Litigation

The Group was involved in certain cases pending in various PRC and U.S. courts and arbitration as of December 31, 2012. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.

For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings, for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such estimated loss amounts were immaterial.